Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	CHINA — 0.0%
75,564	Yuzhou Group Holdings Co., Ltd.*	$1,532
	TOTAL COMMON STOCKS
	(Cost $3,975)	1,532

Principal Amount[1]
	FIXED INCOME SECURITIES — 89.8%
	ARGENTINA — 1.5%
720,000	Argentine Republic Government International Bond 4.125%, 7/9/2035[2,3]	520,560
300,000	YPF S.A. 8.250%, 1/17/2034[2,4]	305,715
		826,275
	ARMENIA — 0.7%
400,000	Ardshinbank CJSC Via Dilijan Finance B.V. 6.600%, 1/22/2031[2,4]	394,000
	AZERBAIJAN — 0.5%
320,000	Republic of Azerbaijan International Bond 3.500%, 9/1/2032	293,158
	BAHRAIN — 0.6%
330,000	Bahrain Government International Bond 7.500%, 9/20/2047	311,850
	BRAZIL — 7.2%
280,000	Banco do Brasil S.A./Cayman 4.875%, 1/11/2029	276,284
	Braskem Netherlands Finance B.V.
230,000	4.500%, 1/31/2030[2]	106,663
600,000	5.875%, 1/31/2050	249,000
14,500	Brazil Notas do Tesouro Nacional Serie F 10.000%, 1/1/2035	2,334,665
780,000	Brazilian Government International Bond 4.750%, 1/14/2050[2]	562,419
900,000	Raizen Fuels Finance S.A. 5.700%, 1/17/2035[2]	489,960
		4,018,991
	BULGARIA — 0.5%
270,000	Bulgaria Government International Bond 5.000%, 3/5/2037	260,034

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	CHILE — 3.2%
500,000	Banco de Credito e Inversiones S.A. 3.500%, 10/12/2027	$492,715
495,000,000	Bonos de la Tesoreria de la Republica en pesos 5.000%, 3/1/2035	514,268
244,376	Chile Electricity Lux Mpc II Sarl 5.580%, 10/20/2035	245,723
440,000	Corp Nacional del Cobre de Chile 3.150%, 1/15/2051[2]	274,199
305,000	Inversiones La Construccion S.A. 4.750%, 2/7/2032[2]	287,084
		1,813,989
	CHINA — 0.2%
249,676	CIFI Holdings Group Co., Ltd. 0.000%, 6/30/2027[2]	23,719
400,000	KWG Group Holdings Ltd. 5.950%, 8/10/2027*[2,5]	19,000
	Shimao Group Holdings Ltd.
125,304	0.000%, 7/21/2026[4,6]	2,444
1,041,670	5.950%, 7/21/2031[4,7]	36,459
187,899	2.000%, 7/21/2032[4,7]	4,932
281,849	2.000%, 7/21/2033[4,7]	6,342
281,849	2.000%, 1/21/2034[4,7]	5,778
	Yuzhou Group Holdings Co., Ltd.
81,205	7.000%, 6/30/2027[2,7]	5,887
68,180	4.000%, 6/30/2028[2,7]	1,960
119,016	4.500%, 6/30/2029[2,7]	3,124
159,245	5.000%, 6/30/2030[2,7]	3,981
223,929	5.500%, 6/30/2031[2,7]	5,596
92,247	1.000%, 6/30/2034[2,7]	461
		119,683
	COLOMBIA — 3.7%
280,000	Banco de Bogota S.A. 4.375%, 8/3/2027[2]	278,513
300,000	Colombia Government International Bond 3.125%, 4/15/2031[2]	256,200
3,072,800,000	Colombian TES 6.000%, 4/28/2028	721,903
310,000	Ecopetrol S.A. 4.625%, 11/2/2031[2]	274,942
300,000	Grupo Aval Ltd. 4.375%, 2/4/2030[2]	280,125

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	COLOMBIA (Continued)
260,000	SURA Asset Management S.A. 6.350%, 5/13/2032[2]	$273,055
		2,084,738
	CZECH REPUBLIC — 1.8%
23,560,000	Czech Republic Government Bond 3.000%, 3/3/2033	997,510
	DOMINICAN REPUBLIC — 1.1%
630,000	Dominican Republic International Bond 4.500%, 1/30/2030	598,500
	ECUADOR — 1.0%
750,000	Ecuador Government International Bond 5.000%, 7/31/2040[3]	584,250
	EGYPT — 0.8%
500,000	Egypt Government International Bond 5.875%, 2/16/2031	459,510
	GHANA — 0.3%
340,000	Ghana Government International Bond 1.500%, 1/3/2037	182,651
	GUATEMALA — 1.0%
310,000	Guatemala Government Bond 3.700%, 10/7/2033[2]	270,320
300,000	Industrial Subordinated Trust 2 0 6.550% (USD 5 Year Tsy+286.40 basis points), 4/15/2036[2,4,8]	299,025
		569,345
	HONG KONG — 0.9%
260,000	AIA Group Ltd. 4.950%, 4/4/2033[2]	266,565
250,000	Standard Chartered PLC 2.608% (USD 1 Year Tsy+118.00 basis points), 1/12/2028[2,8]	246,198
		512,763
	HUNGARY — 1.7%
155,600,000	Hungary Government Bond 3.000%, 8/21/2030	396,292
560,000	Hungary Government International Bond 5.500%, 3/26/2036	544,600
		940,892

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	INDIA — 2.7%
264,000	India Green Power Holdings 4.000%, 2/22/2027[2]	$257,136
221,400	India Vehicle Finance 5.850%, 9/25/2030[4]	222,281
360,000	JSW Steel Ltd. 5.050%, 4/5/2032[2]	343,800
300,000	Manappuram Finance Ltd. 7.375%, 5/12/2028	301,455
400,000	Muthoot Finance Ltd. 6.375%, 4/23/2029[4]	397,120
		1,521,792
	INDONESIA — 5.4%
780,000	Indofood CBP Sukses Makmur Tbk P.T. 4.745%, 6/9/2051[2]	617,128
980,000	Indonesia Government International Bond 3.700%, 10/30/2049	701,857
29,300,000,000	Indonesia Treasury Bond 6.500%, 7/15/2030	1,718,321
		3,037,306
	KAZAKSTAN — 1.0%
280,000	Kazakhstan Government International Bond 4.714%, 4/9/2035[4]	270,399
325,000	KazMunayGas National Co. JSC 3.500%, 4/14/2033[2]	290,816
		561,215
	KENYA — 0.4%
270,000	Republic of Kenya Government International Bond 8.800%, 10/9/2038[4]	247,320
	KUWAIT — 1.1%
630,000	MEGlobal B.V. 2.625%, 4/28/2028[2]	592,003
	MALAYSIA — 1.7%
360,000	Axiata Spv5 Labuan Ltd. 3.064%, 8/19/2050[2]	250,481
1,050,000	Petronas Capital Ltd. 3.404%, 4/28/2061[2]	694,312
		944,793
	MEXICO — 8.0%
340,000	America Movil S.A.B. de C.V. 4.375%, 4/22/2049[2]	277,416

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	MEXICO (Continued)
225,000	Comision Federal de Electricidad 6.045%, 1/28/2034[2,4]	$218,047
415,000	Corp Inmobiliaria Vesta S.A.B. de C.V. 5.500%, 1/30/2033[2,4]	400,994
470,000	FIBRA Prologis 5.500%, 11/26/2035[2,4]	454,664
350,000	Fresnillo PLC 4.250%, 10/2/2050[2]	263,375
650,000	GCC S.A.B. de C.V. 3.614%, 4/20/2032[2]	585,533
34,372,500	Mexican Bonos 10.000%, 11/20/2036	2,001,849
350,000	Petroleos Mexicanos 6.750%, 9/21/2047	279,457
		4,481,335
	MONTENEGRO — 0.6%
350,000	Montenegro Government International Bond 7.250%, 3/12/2031[4]	362,646
	MOROCCO — 0.5%
370,000	OCP S.A. 5.125%, 6/23/2051[2]	287,627
	NIGERIA — 1.0%
550,000	Nigeria Government International Bond 7.375%, 9/28/2033	537,196
	OMAN — 0.5%
280,000	National Bank of Oman SAOG 6.625% (USD 5 Year Tsy+291.60 basis points), 5/19/2174[2,8,9]	278,908
	PANAMA — 1.9%
289,388	AES Panama Generation Holdings SRL 4.375%, 5/31/2030[2]	268,479
280,000	Banco General S.A. 4.125%, 8/7/2027[2]	276,787
520,000	Panama Government International Bond 5.662%, 2/23/2038[2]	498,869
		1,044,135
	PARAGUAY — 1.8%
360,000	Paraguay Government International Bond 2.739%, 1/29/2033[2]	316,440

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	PARAGUAY (Continued)
695,000	Ueno Bank S.A. 6.700%, 3/6/2031[2,4]	$687,098
		1,003,538
	PERU — 0.4%
250,000	Corp Financiera de Desarrollo S.A. 5.500%, 5/6/2030[2]	253,819
	PHILIPPINES — 1.5%
890,000	Philippine Government International Bond 2.650%, 12/10/2045	559,810
280,000	Rizal Commercial Banking Corp. 5.500%, 1/18/2029	284,200
		844,010
	POLAND — 4.7%
640,000	Bank Gospodarstwa Krajowego 6.250%, 7/9/2054[4]	629,760
6,800,000	Republic of Poland Government Bond 1.750%, 4/25/2032	1,483,587
540,000	Republic of Poland Government International Bond 5.375%, 2/12/2035[2]	548,910
		2,662,257
	QATAR — 1.7%
730,000	Ooredoo International Finance Ltd. 2.625%, 4/8/2031	659,935
310,000	QIC Cayman Ltd. 6.150% (Constant Maturity Yield Six-Year Tsy+220.40 basis points), 7/7/2072[2,8,9]	298,176
		958,111
	ROMANIA — 2.1%
2,900,000	Romania Government Bond 4.850%, 7/25/2029	618,504
550,000	Romanian Government International Bond 6.375%, 1/30/2034	546,700
		1,165,204
	SAUDI ARABIA — 4.2%
800,000	Gaci First Investment Co. 5.375%, 10/13/2122[2]	651,128
300,000	Greensaif Pipelines Bidco Sarl 6.129%, 2/23/2038	303,098
1,000,000	Saudi Arabian Oil Co. 3.500%, 11/24/2070[2]	595,030

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	SAUDI ARABIA (Continued)
	Saudi Government International Bond
420,000	5.000%, 1/16/2034	$418,034
390,000	5.750%, 1/16/2054	366,535
		2,333,825
	SOUTH AFRICA — 5.0%
560,000	Absa Group Ltd. 6.625% (USD 5 Year Tsy+292.00 basis points), 6/8/2036[2,8]	562,800
350,000	Bidvest Group UK PLC 6.200%, 9/17/2032[2,4]	349,055
36,060,000	Republic of South Africa Government Bond 6.500%, 2/28/2041	1,590,466
300,000	Windfall Mining Group, Inc. / Groupe Minier Windfall, Inc. 5.854%, 5/13/2032[2,4]	303,429
		2,805,750
	SOUTH KOREA — 1.8%
490,000	Kookmin Bank 4.375%, 5/8/2028[4]	490,975
490,000	POSCO Holdings, Inc. 5.750%, 5/7/2035[4]	505,621
		996,596
	SRI LANKA — 0.3%
220,000	Sri Lanka Government International Bond 3.600%, 2/15/2038[3,4]	196,625
	SUPRANATIONAL — 1.0%
495,000	Banque Ouest Africaine de Developpement 6.250%, 10/14/2040[2,4]	542,086
	SURINAME — 0.8%
455,000	Suriname Government International Bond 8.500%, 11/6/2035[4]	470,470
	THAILAND — 4.1%
605,000	Bangkok Bank PCL/Hong Kong 5.082%, 11/26/2035[2,4]	593,620
280,000	Muangthai Capital PCL 6.875%, 9/30/2028	276,982
	Thailand Government Bond
17,630,000	3.650%, 6/20/2031	584,762
15,100,000	2.980%, 6/17/2045	441,702
15,500,000	2.750%, 6/17/2052	423,736
		2,320,802

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	TURKEY — 2.3%
755,000	Akbank TAS 7.950% (USD 5 Year Tsy+422.10 basis points), 8/19/2074[2,4,8,9]	$716,873
200,000	Turkiye Garanti Bankasi A.S. 8.125% (USD 5 Year Tsy+432.50 basis points), 1/8/2036[2,4,8]	198,440
200,000	Turkiye Is Bankasi A.S. 7.575% (USD 5 Year Tsy+365.30 basis points), 2/5/2037[2,4,8]	191,798
210,000	Yapi ve Kredi Bankasi A.S. 7.550% (USD 5 Year Tsy+383.10 basis points), 6/11/2036[2,4,8]	202,171
		1,309,282
	UKRAINE — 0.4%
530,000	Ukraine Government International Bond 0.000%, 2/1/2036[3]	242,210
	UNITED ARAB EMIRATES — 2.1%
325,000	Abu Dhabi National Energy Co. PJSC 4.750%, 3/9/2037[4]	304,694
370,000	Galaxy Pipeline Assets Bidco Ltd. 3.250%, 9/30/2040	283,498
640,000	MDGH GMTN RSC Ltd. 2.500%, 6/3/2031[2]	565,248
		1,153,440
	URUGUAY — 1.3%
810,000	Uruguay Government International Bond 4.975%, 4/20/2055	716,162
	UZBEKISTAN — 2.1%
560,000	Ipoteka-Bank ATIB 6.450%, 10/9/2030[2]	554,652
310,000	Republic of Uzbekistan International Bond 3.900%, 10/19/2031	279,040
325,000	Uzbek Industrial and Construction Bank ATB 9.450% (USD 5 Year Tsy+579.20 basis points), 10/23/2072[2,4,8,9]	324,594
		1,158,286
	VENEZUELA — 0.3%
575,000	Petroleos de Venezuela S.A. 6.000%, 5/16/2026*[5]	195,040
	ZAMBIA — 0.4%
260,000	First Quantum Minerals Ltd. 6.375%, 2/15/2036[2,4]	248,769
	TOTAL FIXED INCOME SECURITIES
	(Cost $50,826,089)	50,440,697

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	MEDIUM TERM NOTES — 0.5%
	ANGOLA — 0.5%
265,000	Angolan Government International Bond 9.375%, 3/31/2033[4]	$260,517
	TOTAL MEDIUM TERM NOTES
	(Cost $265,000)	260,517
	U.S. GOVERNMENT — 7.3%
4,100,000	United States Treasury Bill 0.000%, 5/7/2026	4,085,081
	TOTAL U.S. GOVERNMENT
	(Cost $4,085,303)	4,085,081
	TOTAL INVESTMENTS — 97.6%
	(Cost $55,180,367)	54,787,827
	Other Assets in Excess of Liabilities — 2.4%	1,374,990
	TOTAL NET ASSETS — 100.0%	$56,162,817

PLC –	Public Limited Company
PCL –	Public Company Limited
PJSC –	Public Joint Stock Company

*	Non-income producing security.
[1]	Local currency.
[2]	Callable.
[3]	Step rate security.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $10,844,761, which represents 19.31% of Net Assets.
[5]	Security is in default.
[6]	Convertible security.
[7]	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
[8]	Variable rate security.
[9]	Perpetual security. Maturity date is not applicable.

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Date	Sold	Date	March 31, 2026	(Depreciation)
Euro	UMB Bank NA	EUR per USD	6/9/2026	494,000	$(572,843)	$(572,810)	$33
					(572,843)	(572,810)	33
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(572,843)	$(572,810)	$33

EUR – Euro